NVIT iShares Fixed Income ETF Fund
FUND SUMMARY: NVIT iSHARES® FIXED INCOME ETF FUND
Objective
The NVIT iShares® Fixed Income ETF Fund (“Fixed Income Fund” or the “Fund”) seeks total return.
Fees and Expenses
This table describes the fees and expenses you may pay when buying and holding shares of the Fund. Sales charges and other expenses that may be imposed by variable insurance contracts are not included. See the variable insurance contract prospectus.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - NVIT iShares Fixed Income ETF Fund		Class II Shares	Class Y Shares
Management Fees		0.11%	0.11%
Distribution and/or Service (12b-1) Fees		0.25%	none
Other Expenses	[1]	2.49%	2.24%
Acquired Fund Fees and Expenses	[1]	0.06%	0.06%
Total Annual Fund Operating Expenses		2.91%	2.41%
Fee Waiver/Expense Reimbursement	[2]	(2.18%)	(2.18%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement		0.73%	0.23%
[1]	“Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
[2]	Nationwide Variable Insurance Trust (the “Trust”) and Nationwide Fund Advisors (the “Adviser”) have entered into a written contract limiting annual fund operating expenses to 0.17% (excluding Rule 12b-1 fees, administrative services fees, acquired fund fees and expenses, and certain other expenses) until at least April 30, 2020. The expense limitation agreement may be changed or eliminated only with the consent of the Board of Trustees of the Trust. The Adviser may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by the Adviser pursuant to the expense limitation agreement at a date not to exceed three years from the date on which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio is no higher than the amount of the expense limitation that was in place at the time the Adviser waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or reimbursed by the Adviser is not permitted except as provided for in the expense limitation agreement.

Example
This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

This Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year and no change in expenses, and any expense limitation or fee waivers that may apply for the periods indicated above under “Fees and Expenses.” Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - NVIT iShares Fixed Income ETF Fund - USD ($)	1 Year	3 Years
Class II Shares	75	694
Class Y Shares	24	542

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. No portfolio turnover rate is disclosed since the Fund had not commenced operations as of the most recent fiscal year ended December 31, 2018.
Principal Investment Strategies
The Fund is a “fund-of-funds” that aims to provide diversification across traditional fixed-income (debt) asset classes—U.S. and foreign corporate bonds, U.S. government bonds, sovereign bonds issued by foreign governments, mortgage-backed securities and asset-backed securities—by investing in a portfolio of unaffiliated exchange-traded funds (“ETFs”) sponsored by BlackRock Fund Advisors (or its affiliates) (“BFA”) and which utilize a passive index-based strategy to track the performance of fixed-income indexes (each, an “Underlying Fund” or collectively, “Underlying Funds”). Some indexes are designed to provide broader market exposure, while other indexes are designed to provide exposure to specific market sectors. Each Underlying Fund invests directly in bonds and other debt securities, as appropriate to its investment objective and strategies. The Fund invests, under normal circumstances, at least 80% of its net assets in fixed-income securities through its investments in ETFs. Securities in which the Underlying Funds invest may include those of any maturity or duration, and those that are either investment grade or below investment grade. Securities that are rated below investment grade often are known as “junk bonds” or “high-yield bonds,” and may be considered to be speculative. Many foreign bonds are denominated in currencies other than the U.S. dollar.

BFA uses a “passive” or indexing approach to try to achieve each Underlying Fund’s investment objective. This means that the Underlying Fund does not try to “beat” the index it tracks (the “Underlying Index”) and does not seek temporary defensive positions when markets decline or appear overvalued. BFA uses a representative sampling indexing strategy to manage each Underlying Fund, meaning that it invests in a representative sample of securities that collectively have an investment profile similar to that of the applicable Underlying Index. An Underlying Fund also may invest in securities not included in the Underlying Index which BFA believes may help such Underlying Fund to track its Underlying Index. BFA believes that indexing may eliminate the chance that an Underlying Fund will substantially underperform its Underlying Index, but also may reduce some of the risks of active management, such as poor security selection. BFA’s indexing approach seeks to achieve lower costs by keeping portfolio turnover low in comparison to actively managed mutual funds.

In order to provide the Fund with diversified investment exposure to various types of fixed-income securities, the Fund’s subadviser, which is an affiliate of BFA, selects Underlying Funds that themselves invest in different types of fixed-income securities, such as bonds issued by the U.S. or foreign governments, bonds and other debt securities issued by U.S. or foreign corporations, mortgage-backed securities and asset-backed securities. The Fund’s average portfolio duration, average credit quality and the proportion of U.S. versus foreign securities may vary based on the subadviser’s forecast of interest rates, yield curve analysis and other market factors consistent with the Fund’s objective to seek total return. The subadviser generally sells shares of Underlying Funds in order to meet or change Underlying Fund allocations or in response to shareholder redemptions. The Fund is designed for investors who are comfortable with assuming the risks associated with investing in bonds and other fixed-income securities.

The Underlying Funds may lend their portfolio securities to generate additional income. The Underlying Funds also may, when consistent with their investment objectives, invest in certain futures, options and swap contracts (collectively, commonly known as “derivatives”), either for hedging purposes or to increase returns. Although the Fund seeks to provide diversification across traditional fixed-income asset classes, the Fund invests a significant portion of its assets in a small number of issuers (i.e., one or more Underlying Funds). However, many of the Underlying Funds in which the Fund invests are diversified. The Underlying Funds will concentrate their investments in a particular industry, group of industries or market sector to approximately the same extent that the applicable Underlying Index is concentrated.
Principal Risks
The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:

Fund-of-funds risk– there are certain risks associated with a structure whereby the Fund invests primarily in other funds. These risks include that: (1) the Fund will indirectly pay a proportional share of the fees and expenses of the Underlying Funds in which it invests; (2) the Fund’s investment performance is directly tied to the performance of the Underlying Funds in which it invests. If one or more Underlying Funds fails to meet its investment objective, the Fund’s performance could be negatively affected; (3) the Fund is subject to different levels and combinations of risk based on its actual allocation among the various asset classes and Underlying Funds. The potential impact of the risks related to an asset class depends on the size of the Fund’s investment allocation to it; (4) the subadviser’s evaluations and allocation among asset classes and Underlying Funds may be incorrect; (5) the subadviser may add or delete Underlying Funds, or alter the Fund’s asset allocation, at its discretion. Changes to the Fund’s Underlying Funds or allocation (or the lack thereof) could affect both the level of risk and the potential for gain or loss; and (6) in selecting the Underlying Funds in which the Fund invests, the Fund’s subadviser could be subject to a potential conflict of interest because the Fund’s subadviser is affiliated with the investment adviser to all of the Underlying Funds (the “Affiliated Adviser”). The Affiliated Adviser receives advisory fees from such Underlying Funds, which are in addition to the fees the subadviser earns for subadvising the Fund. Also, the fee the Affiliated Adviser receives from an Underlying Fund is typically higher than the fee the subadviser earns for subadvising the Fund. Notwithstanding the foregoing, the subadviser has a fiduciary duty to the Fund and must act in the best interest of the Fund.

Exchange-traded funds risk– when the Fund invests in an ETF, you will indirectly bear fees and expenses charged by the ETF in addition to the Fund’s direct fees and expenses. In addition, the Fund may be affected by losses of the ETF and the level of risk arising from the investment practices of the ETF (such as the use of leverage by the ETF). The Fund has no control over the investments and related risks taken by the ETF in which it invests. Additionally, investments in ETFs are also subject to the following risks: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading of an ETF’s shares may be halted for a number of reasons.

Management risk– the Fund is subject to the risk that the methods and analyses employed by the Fund's subadviser, or by an Underlying Fund's investment adviser, may not produce the desired results and, as a result, the Fund could lose value or underperform compared to its benchmark or other funds with similar objectives.

Market risk– the risk that one or more markets in which the Fund or an Underlying Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably.

Index fund risk– an Underlying Fund that seeks to match the performance of an index does not use defensive strategies or attempt to reduce its exposure to poorly performing securities. Further, correlation between an Underlying Fund’s performance and that of the index may be negatively affected by the Underlying Fund’s expenses, changes in the composition of the index, and the timing of purchase and redemption of Underlying Fund shares.

Credit risk– a bond issuer may default if it is unable to pay the interest or principal when due. If an issuer defaults, an Underlying Fund, and therefore the Fund, may lose money. This risk is particularly high for high-yield bonds. Changes in a bond issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of a bond.

Interest rate risk– generally, when interest rates go up, the value of fixed-income securities goes down. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter-term securities. To the extent an Underlying Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates are more likely to cause periods of increased volatility and redemptions, and may cause the value of the Fund’s investments to decline significantly. Currently, interest rates are at or near historic lows, which may increase an Underlying Fund's exposure to the risks associated with rising interest rates. Recent and potential future changes in government policy may affect interest rates.

Prepayment and call risk– certain bonds will be paid off by the issuer more quickly than anticipated. If this happens, an Underlying Fund may be required to invest the proceeds in securities with lower yields.

High-yield bonds risk– investing in high-yield bonds and other lower-rated bonds is considered speculative and may subject the Fund to substantial risk of loss due to issuer default, decline in market value due to adverse economic and business developments, or sensitivity to changing interest rates.

Mortgage-backed and asset-backed securities risks– these securities generally are subject to the same types of risk that apply to other fixed-income securities, such as interest rate risk, credit risk, and prepayment and call risk. Mortgage-backed securities also are subject to extension risk, which is the risk that when interest rates rise, certain mortgage-backed securities will be paid in full by the issuer more slowly than anticipated. This can cause the market value of the security to fall because the market may view its interest rate as low for a longer-term investment. Through its investments in mortgage-backed securities, an Underlying Fund may have some exposure to subprime loans, as well as to the mortgage and credit markets generally. Subprime loans, which are loans made to borrowers with weakened credit histories, generally have higher default rates than loans that meet government underwriting requirements. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities.

Sovereign debt risk– sovereign debt instruments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies.

Sector risk– investments in particular industries or sectors may be more volatile than the overall stock market. Therefore, if the Fund emphasizes one or more industries or economic sectors, it may be more susceptible to financial, market or economic events affecting the particular issuers and industries participating in such sectors than funds that do not emphasize particular industries or sectors.

Foreign securities risk– foreign securities may be more volatile, harder to price and less liquid than U.S. securities. The prices of foreign securities may be further affected by other factors, such as changes in the exchange rates between the U.S. dollar and the currencies in which the securities are traded.

Liquidity risk– when there is little or no active trading market for specific types of securities or instruments, it can become more difficult to sell the securities or instruments at or near their perceived value. An inability to sell a portfolio position can adversely affect an Underlying Fund's value or prevent an Underlying Fund from being able to take advantage of other investment opportunities. Liquidity risk also includes the risk that an Underlying Fund will experience significant net redemptions of its shares at a time when it cannot find willing buyers for its portfolio securities or instruments or can sell its portfolio securities or instruments only at a material loss. To meet redemption requests, an Underlying Fund may be forced to sell other securities or instruments that are more liquid, but at unfavorable times and conditions. Investments in foreign securities and high-yield bonds tend to have more exposure to liquidity risk than domestic securities and higher-rated bonds.

Derivatives risk – derivatives may be volatile and may involve significant risks. The underlying security, commodity, measure or other instrument on which a derivative is based, or the derivative itself, may not perform as expected. Normally derivatives involve leverage, which means that their use can significantly magnify the effect of price movements of the underlying securities or reference measures, disproportionately increasing an Underlying Fund's losses and reducing the Underlying Fund's opportunities for gains. Some derivatives have the potential for unlimited loss, including a loss that may be greater than the amount invested. They also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Underlying Fund. Certain derivatives held by an Underlying Fund may be illiquid, making it difficult to close out an unfavorable position.

    Futures– the prices of futures contracts typically are more volatile than those of stocks and bonds. Small movements in the values of the assets or measures of underlying futures contracts can cause disproportionately larger losses to an Underlying Fund. While futures may be more liquid than other types of derivatives, they may experience periods when they are less liquid than stocks, bonds or other investments.

    Options– purchasing and selling options are highly specialized activities and entail greater-than-ordinary investment risks. When options are purchased over the counter, an Underlying Fund bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. An Underlying Fund's ability to close out positions in exchange-listed options depends on the existence of a liquid market. Options that expire unexercised have no value.

     Swaps– using swaps can involve greater risks than if an Underlying Fund were to invest directly in the underlying securities or assets. Because swaps often involve leverage, their use can significantly magnify the effect of price movements of the underlying securities or reference measures, disproportionately increasing an Underlying Fund's losses and reducing an Underlying Fund's opportunities for gains. Currently there are few central exchanges or markets for swap contracts, and therefore they may be less liquid than exchange-traded instruments. If a swap counterparty fails to meet its obligations under the contract, an Underlying Fund may lose money.

Securities lending risk– is the risk that the borrower may fail to return the loaned securities in a timely manner or not at all. The value of your investment may be affected if there is a delay in recovering the loaned securities, if the Underlying Fund does not recover the loaned securities, or if the value of the collateral, in the form of cash or securities, held by the Underlying Fund for the loaned securities, declines.

Limited portfolio holdings risk– because the Fund may hold large positions in an Underlying Fund, an increase or decrease in the value of such securities may have a greater impact on the Fund’s value and total return.

New fund risk– the Fund is newly formed. The Fund’s investment strategy may not be successful under all future market conditions, which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders.

Loss of money is a risk of investing in the Fund.
Performance
Performance information gives some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance. Performance information is not provided because the Fund did not complete one full calendar year of operations as of the date of this Prospectus.